EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 28, 2013
EARNINGS PER SHARE [Abstract]
Schedule of Reconciliation of Numerator and Denominator for Basic and Diluted Earnings Per Share

Set forth below is a reconciliation of the numerator and denominator for basic and diluted earnings per share calculations for the periods indicated:

	Three Months Ended		Nine Months Ended
	September 28, 2013	September 29, 2012	September 28, 2013	September 29, 2012

Numerator:
Net income	$28,671	$17,349	$84,697	$50,842
Denominator:
Weighted average number of common shares outstanding - Basic	19,344,584	19,160,072	19,320,328	19,143,988

Dilutive effect of options and restricted stock units outstanding under the Company's employee compensation plans	603,470	599,480	591,792	561,105

Weighted average number of common shares outstanding - Diluted	19,948,054	19,759,552	19,912,120	19,705,093